EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE [Abstract]
Earnings Per Share and Shares Utilized in Computations
The following tables summarize earnings per share and the shares utilized in the computations for the twelve months ended December 31, 2018 and 2017, respectively:

	Net Income Available to Common Shareholders	Weighted Average Common Shares	Per Share Amount
Dollars in thousands, except share and per share data
December 31, 2018
Basic earnings per common share	$2,952	6,380,227	$0.46
Effect of dilutive options	-	74,418
Effect of dilutive stock warrants	-	16,294
Diluted earnings per common share	$2,952	6,470,939	$0.46

December 31, 2017
Basic earnings per common share	$404	4,655,369	$0.09
Effect of dilutive options	-	71,225
Effect of dilutive stock warrants	-	11,280
Diluted earnings per common share	$404	4,737,874	$0.09